Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 20. Income Taxes

The components of income tax recovery (expense) comprised:

Years ended December 31:	2022	2021	2020
Current taxes	$(1,350)	$(215)	$(95)
Deferred taxes	7,557	(2,074)	(4,798)
Resource property revenue taxes	(5,658)	(7,887)	(6,074)
	$549	$(10,176)	$(10,967)

Note 20. Income Taxes (continued)

A reconciliation of (loss) income before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:

Years ended December 31:	2022	2021	2020
(Loss) income before income taxes	$(23,956)	$17,547	$11,179
Computed recovery (expense) of income taxes	$6,383	$(5,982)	$(6,521)
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	—	—	(13)
Other non-taxable income	326	160	(1)
Revisions to prior years	(1,064)	351	(21)
Capital gains and losses on dispositions, net	(454)	83	35
Resource property revenue taxes	(4,130)	(5,758)	(4,433)
Unrecognized losses in current year	(330)	(199)	(1)
Previously unrecognized deferred income tax assets, net	927	302	113
Permanent differences	(1,063)	(262)	(92)
Other non-taxable income	—	1,156	—
Other, net	(46)	(27)	(33)
Income tax recovery (expense)	$549	$(10,176)	$(10,967)

The income tax recovery (expense) was computed using the domestic rate in each individual jurisdiction. Scully has a zero tax rate under its tax jurisdiction.